Distribution Date:	02/17/23	BBCMS Mortgage Trust 2021-C10
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2021-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Vinson	(212) 528-8224
Certificate Interest Reconciliation Detail	5		745 7th Avenue, 4th Floor | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Additional Information	6
			Andy Lindenman	(913) 317-4372
Bond / Collateral Reconciliation - Cash Flows	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	20
			Don Simon	(203) 660-6100
Historical Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05551VBE2	0.770000%	23,478,000.00	18,508,154.75	288,928.96	11,876.07	0.00	0.00	300,805.03	18,219,225.79	30.20%	30.00%
A-2	05551VBF9	2.071000%	24,100,000.00	24,100,000.00	0.00	41,592.58	0.00	0.00	41,592.58	24,100,000.00	30.20%	30.00%
A-5	05551VBJ1	2.492000%	480,300,000.00	480,300,000.00	0.00	997,423.00	0.00	0.00	997,423.00	480,300,000.00	30.20%	30.00%
A-SB	05551VBG7	2.268000%	40,774,000.00	40,774,000.00	0.00	77,062.86	0.00	0.00	77,062.86	40,774,000.00	30.20%	30.00%
A-S	05551VBM4	2.684000%	75,144,000.00	75,144,000.00	0.00	168,072.08	0.00	0.00	168,072.08	75,144,000.00	20.89%	20.75%
B	05551VBN2	2.492000%	35,540,000.00	35,540,000.00	0.00	73,804.73	0.00	0.00	73,804.73	35,540,000.00	16.48%	16.38%
C	05551VBP7	2.840000%	35,541,000.00	35,541,000.00	0.00	84,113.70	0.00	0.00	84,113.70	35,541,000.00	12.08%	12.00%
D	05551VAC7	2.000000%	21,325,000.00	21,325,000.00	0.00	35,541.67	0.00	0.00	35,541.67	21,325,000.00	9.44%	9.38%
E	05551VAE3	2.000000%	17,262,000.00	17,262,000.00	0.00	28,770.00	0.00	0.00	28,770.00	17,262,000.00	7.30%	7.25%
F	05551VAG8	2.000000%	11,170,000.00	11,170,000.00	0.00	18,616.67	0.00	0.00	18,616.67	11,170,000.00	5.91%	5.88%
G	05551VAJ2	2.000000%	8,124,000.00	8,124,000.00	0.00	13,540.00	0.00	0.00	13,540.00	8,124,000.00	4.91%	4.88%
H-RR	05551VAL7	3.197243%	8,123,000.00	8,123,000.00	0.00	21,642.67	0.00	0.00	21,642.67	8,123,000.00	3.90%	3.88%
J-RR*	05551VAN3	3.197243%	31,479,939.00	31,479,939.00	0.00	83,874.17	0.00	0.00	83,874.17	31,479,939.00	0.00%	0.00%
Class RR	05551VBC6	3.697243%	22,208,016.00	22,072,152.25	7,898.63	68,005.08	0.00	0.00	75,903.71	22,064,253.62	0.00%	0.00%
RR Interest	N/A	3.697243%	12,213,699.00	12,138,978.28	4,343.99	37,400.62	0.00	0.00	41,744.61	12,134,634.29	0.00%	0.00%
R	05551VAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05551VBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			846,782,654.00	841,602,224.28	301,171.58	1,761,335.90	0.00	0.00	2,062,507.48	841,301,052.70

X-A	05551VBK8	1.295986%	568,652,000.00	563,682,154.76	0.00	608,770.21	0.00	0.00	608,770.21	563,393,225.79
X-B	05551VBL6	1.021991%	146,225,000.00	146,225,000.00	0.00	124,533.90	0.00	0.00	124,533.90	146,225,000.00
X-D	05551VAA1	1.697243%	38,587,000.00	38,587,000.00	0.00	54,576.25	0.00	0.00	54,576.25	38,587,000.00
X-F	05551VAQ6	1.697243%	11,170,000.00	11,170,000.00	0.00	15,798.50	0.00	0.00	15,798.50	11,170,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	05551VAS2	1.697243%	8,124,000.00	8,124,000.00	0.00	11,490.33	0.00	0.00	11,490.33	8,124,000.00
X-H	05551VAU7	0.500000%	8,123,000.00	8,123,000.00	0.00	3,384.58	0.00	0.00	3,384.58	8,123,000.00
X-J	05551VAW3	0.500000%	31,479,939.00	31,479,939.00	0.00	13,116.64	0.00	0.00	13,116.64	31,479,939.00
Notional SubTotal			812,360,939.00	807,391,093.76	0.00	831,670.41	0.00	0.00	831,670.41	807,102,164.79

Deal Distribution Total					301,171.58	2,593,006.31	0.00	0.00	2,894,177.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05551VBE2	788.31905401	12.30637022	0.50583823	0.00000000	0.00000000	0.00000000	0.00000000	12.81220845	776.01268379
A-2	05551VBF9	1,000.00000000	0.00000000	1.72583320	0.00000000	0.00000000	0.00000000	0.00000000	1.72583320	1,000.00000000
A-5	05551VBJ1	1,000.00000000	0.00000000	2.07666667	0.00000000	0.00000000	0.00000000	0.00000000	2.07666667	1,000.00000000
A-SB	05551VBG7	1,000.00000000	0.00000000	1.89000000	0.00000000	0.00000000	0.00000000	0.00000000	1.89000000	1,000.00000000
A-S	05551VBM4	1,000.00000000	0.00000000	2.23666667	0.00000000	0.00000000	0.00000000	0.00000000	2.23666667	1,000.00000000
B	05551VBN2	1,000.00000000	0.00000000	2.07666657	0.00000000	0.00000000	0.00000000	0.00000000	2.07666657	1,000.00000000
C	05551VBP7	1,000.00000000	0.00000000	2.36666667	0.00000000	0.00000000	0.00000000	0.00000000	2.36666667	1,000.00000000
D	05551VAC7	1,000.00000000	0.00000000	1.66666682	0.00000000	0.00000000	0.00000000	0.00000000	1.66666682	1,000.00000000
E	05551VAE3	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	05551VAG8	1,000.00000000	0.00000000	1.66666697	0.00000000	0.00000000	0.00000000	0.00000000	1.66666697	1,000.00000000
G	05551VAJ2	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
H-RR	05551VAL7	1,000.00000000	0.00000000	2.66436908	0.00000000	0.00000000	0.00000000	0.00000000	2.66436908	1,000.00000000
J-RR	05551VAN3	1,000.00000000	0.00000000	2.66436889	0.00000000	0.00000000	0.00000000	0.00000000	2.66436889	1,000.00000000
Class RR	05551VBC6	993.88222028	0.35566572	3.06218619	0.00000000	0.00000000	0.00000000	0.00000000	3.41785191	993.52655456
RR Interest	N/A	993.88222028	0.35566539	3.06218616	0.00000000	0.00000000	0.00000000	0.00000000	3.41785155	993.52655490
R	05551VAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05551VBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05551VBK8	991.26030465	0.00000000	1.07054967	0.00000000	0.00000000	0.00000000	0.00000000	1.07054967	990.75221012
X-B	05551VBL6	1,000.00000000	0.00000000	0.85165943	0.00000000	0.00000000	0.00000000	0.00000000	0.85165943	1,000.00000000
X-D	05551VAA1	1,000.00000000	0.00000000	1.41436883	0.00000000	0.00000000	0.00000000	0.00000000	1.41436883	1,000.00000000
X-F	05551VAQ6	1,000.00000000	0.00000000	1.41436885	0.00000000	0.00000000	0.00000000	0.00000000	1.41436885	1,000.00000000
X-G	05551VAS2	1,000.00000000	0.00000000	1.41436854	0.00000000	0.00000000	0.00000000	0.00000000	1.41436854	1,000.00000000
X-H	05551VAU7	1,000.00000000	0.00000000	0.41666626	0.00000000	0.00000000	0.00000000	0.00000000	0.41666626	1,000.00000000
X-J	05551VAW3	1,000.00000000	0.00000000	0.41666663	0.00000000	0.00000000	0.00000000	0.00000000	0.41666663	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/23 - 01/30/23	30	0.00	11,876.07	0.00	11,876.07	0.00	0.00	0.00	11,876.07	0.00
A-2	01/01/23 - 01/30/23	30	0.00	41,592.58	0.00	41,592.58	0.00	0.00	0.00	41,592.58	0.00
A-5	01/01/23 - 01/30/23	30	0.00	997,423.00	0.00	997,423.00	0.00	0.00	0.00	997,423.00	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	77,062.86	0.00	77,062.86	0.00	0.00	0.00	77,062.86	0.00
X-A	01/01/23 - 01/30/23	30	0.00	608,770.21	0.00	608,770.21	0.00	0.00	0.00	608,770.21	0.00
X-B	01/01/23 - 01/30/23	30	0.00	124,533.90	0.00	124,533.90	0.00	0.00	0.00	124,533.90	0.00
X-D	01/01/23 - 01/30/23	30	0.00	54,576.25	0.00	54,576.25	0.00	0.00	0.00	54,576.25	0.00
X-F	01/01/23 - 01/30/23	30	0.00	15,798.50	0.00	15,798.50	0.00	0.00	0.00	15,798.50	0.00
X-G	01/01/23 - 01/30/23	30	0.00	11,490.33	0.00	11,490.33	0.00	0.00	0.00	11,490.33	0.00
X-H	01/01/23 - 01/30/23	30	0.00	3,384.58	0.00	3,384.58	0.00	0.00	0.00	3,384.58	0.00
X-J	01/01/23 - 01/30/23	30	0.00	13,116.64	0.00	13,116.64	0.00	0.00	0.00	13,116.64	0.00
A-S	01/01/23 - 01/30/23	30	0.00	168,072.08	0.00	168,072.08	0.00	0.00	0.00	168,072.08	0.00
B	01/01/23 - 01/30/23	30	0.00	73,804.73	0.00	73,804.73	0.00	0.00	0.00	73,804.73	0.00
C	01/01/23 - 01/30/23	30	0.00	84,113.70	0.00	84,113.70	0.00	0.00	0.00	84,113.70	0.00
D	01/01/23 - 01/30/23	30	0.00	35,541.67	0.00	35,541.67	0.00	0.00	0.00	35,541.67	0.00
E	01/01/23 - 01/30/23	30	0.00	28,770.00	0.00	28,770.00	0.00	0.00	0.00	28,770.00	0.00
F	01/01/23 - 01/30/23	30	0.00	18,616.67	0.00	18,616.67	0.00	0.00	0.00	18,616.67	0.00
G	01/01/23 - 01/30/23	30	0.00	13,540.00	0.00	13,540.00	0.00	0.00	0.00	13,540.00	0.00
H-RR	01/01/23 - 01/30/23	30	0.00	21,642.67	0.00	21,642.67	0.00	0.00	0.00	21,642.67	0.00
J-RR	01/01/23 - 01/30/23	30	0.00	83,874.17	0.00	83,874.17	0.00	0.00	0.00	83,874.17	0.00
Class RR	01/01/23 - 01/30/23	30	0.00	68,005.08	0.00	68,005.08	0.00	0.00	0.00	68,005.08	0.00
RR Interest	01/01/23 - 01/30/23	30	0.00	37,400.62	0.00	37,400.62	0.00	0.00	0.00	37,400.62	0.00
Totals			0.00	2,593,006.31	0.00	2,593,006.31	0.00	0.00	0.00	2,593,006.31	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	2,894,177.89
Non-VRR Available Funds	2,776,529.57
VRR Available Funds	117,648.33
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,691,204.12	Master Servicing Fee	3,419.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,594.89
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	362.36
ARD Interest	0.00	Operating Advisor Fee	1,170.11
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	217.41
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,691,204.12	Total Fees	11,764.25

Principal		Expenses/Reimbursements
Scheduled Principal	301,171.59	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	301,171.59	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	86,433.54

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,593,006.31
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	301,171.58
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,894,177.89
Total Funds Collected	2,992,375.71	Total Funds Distributed	2,992,375.68

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	841,602,224.99	841,602,224.99	Beginning Certificate Balance	841,602,224.28
(-) Scheduled Principal Collections	301,171.59	301,171.59	(-) Principal Distributions	301,171.58
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	841,301,053.40	841,301,053.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	841,602,224.99	841,602,224.99	Ending Certificate Balance	841,301,052.70
Ending Actual Collateral Balance	841,301,053.40	841,301,053.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.71)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.70)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	4,999,999 or less	13	48,170,000.00	5.73%	99	4.1442	2.260550	1.59 or less	13	226,192,429.91	26.89%	94	3.8905	1.420273
5,000,000 to 9,999,999		25	172,818,271.69	20.54%	94	3.8473	2.421907	1.60 to 1.69	1	9,184,856.20	1.09%	82	4.8500	1.600000
10,000,000 to 19,999,999		11	153,170,712.19	18.21%	94	3.6266	2.304349	1.70 to 1.79	4	24,444,572.91	2.91%	99	3.9349	1.763226
20,000,000 to 29,999,999		10	242,431,294.36	28.82%	98	3.8120	2.440069	1.80 to 1.89	4	22,955,000.00	2.73%	78	4.5424	1.846596
30,000,000 to 39,999,999		1	33,300,000.00	3.96%	100	3.6400	2.360000	1.90 to 1.99	3	43,432,765.92	5.16%	99	4.1197	1.917156
	40,000,000 or greater	4	191,410,775.16	22.75%	95	3.4416	1.866862	2.00 to 2.49	19	286,034,735.56	34.00%	96	3.5933	2.299580
	Totals	64	841,301,053.40	100.00%	96	3.7135	2.267766	2.50 to 2.99	7	83,896,692.90	9.97%	99	3.6238	2.720484
								3.00 to 3.99	11	121,470,000.00	14.44%	100	3.4245	3.351563
								4.00 or greater	2	23,690,000.00	2.82%	100	3.0557	4.645500
								Totals	64	841,301,053.40	100.00%	96	3.7135	2.267766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	9	45,072,402.28	5.36%	99	3.6851	2.183475	South Dakota	1	140,282.88	0.02%	82	4.8500	1.600000
California	14	69,387,520.14	8.25%	100	3.9549	2.613893	Tennessee	1	295,634.98	0.04%	82	4.8500	1.600000
Colorado	2	7,520,467.85	0.89%	100	3.8029	2.357932	Texas	8	68,724,652.75	8.17%	100	3.8174	2.047989
Florida	12	118,095,060.39	14.04%	90	3.9490	2.495774	Utah	1	153,146.48	0.02%	82	4.8500	1.600000
Georgia	1	8,540,000.00	1.02%	101	2.7200	5.560000	Virginia	1	213,900.28	0.03%	82	4.8500	1.600000
Illinois	3	27,982,719.38	3.33%	100	3.5378	2.387682	Washington	1	6,000,000.00	0.71%	100	3.7100	3.080000
Iowa	2	344,964.37	0.04%	82	4.8500	1.600000	Washington, DC	1	29,600,000.00	3.52%	99	4.2280	1.910000
Kansas	5	844,089.20	0.10%	82	4.8500	1.600000	Wisconsin	1	5,853,600.00	0.70%	100	3.8480	2.870000
Kentucky	2	9,348,092.90	1.11%	101	3.7373	2.400634	Wyoming	6	1,870,688.42	0.22%	82	4.8500	1.600000
Louisiana	2	2,687,066.97	0.32%	99	3.8312	3.023485	Totals	127	841,301,053.40	100.00%	96	3.7135	2.267766
Maryland	1	50,675.07	0.01%	82	4.8500	1.600000
									Property Type³
Michigan	4	29,414,572.91	3.50%	99	3.7637	1.756611
Minnesota	2	25,638,140.45	3.05%	99	3.5613	2.708349		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Missouri	2	532,606.22	0.06%	82	4.8500	1.600000		Properties	Balance	Agg. Bal.			DSCR¹
Montana	2	381,728.72	0.05%	82	4.8500	1.600000	Industrial	7	96,230,775.16	11.44%	100	3.4621	2.335440
Nebraska	4	1,060,135.92	0.13%	82	4.8500	1.600000	Lodging	46	58,184,856.19	6.92%	85	3.7620	2.349508
Nevada	6	94,858,104.72	11.28%	92	3.6458	2.382314	Mixed Use	5	30,447,705.81	3.62%	100	3.7966	2.329472
New Jersey	2	57,350,000.00	6.82%	91	3.6150	2.035780	Mobile Home Park	10	41,600,000.00	4.94%	88	4.2131	2.237500
New Mexico	3	987,741.85	0.12%	82	4.8500	1.600000	Multi-Family	14	175,440,867.27	20.85%	99	3.7153	1.796714
New York	15	88,596,267.93	10.53%	96	3.4726	2.302146	Office	16	245,417,719.38	29.17%	100	3.6130	2.490239
North Carolina	2	8,200,000.00	0.97%	99	4.4186	2.417195	Other	1	5,123,092.90	0.61%	101	3.5000	2.830000
North Dakota	1	97,556.85	0.01%	82	4.8500	1.600000	Retail	11	95,108,960.39	11.30%	84	4.1200	1.727347
Oklahoma	2	4,020,597.70	0.48%	99	4.0393	1.976847	Self Storage	17	93,747,076.28	11.14%	99	3.5513	2.957633
Oregon	2	2,757,860.61	0.33%	98	3.8710	2.406785	Totals	127	841,301,053.40	100.00%	96	3.7135	2.267766
Pennsylvania	6	124,680,775.16	14.82%	99	3.4419	1.803207

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999% or less	4	68,640,000.00	8.16%	100	3.0235	3.947777	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	26	451,498,176.53	53.67%	97	3.5017	2.206214	13 months to 24 months	60	751,259,176.94	89.30%	97	3.7117	2.267438
	3.75000% to 3.99999%	14	147,066,750.36	17.48%	95	3.8338	2.279993	25 months or greater	4	90,041,876.46	10.70%	84	3.7284	2.270498
	4.00000% to 4.24999%	9	76,472,020.26	9.09%	97	4.1514	1.921990	Totals	64	841,301,053.40	100.00%	96	3.7135	2.267766
	4.25000% to 4.49999%	3	34,494,250.05	4.10%	91	4.3341	1.521242
	4.50000% to 4.74999%	3	15,920,000.00	1.89%	99	4.5470	1.726759
	4.75000% or greater	5	47,209,856.20	5.61%	86	4.9233	1.663705
	Totals	64	841,301,053.40	100.00%	96	3.7135	2.267766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	100 months or less	57	751,206,885.34	89.29%	95	3.7405	2.284459	Interest Only	31	422,565,300.00	50.23%	96	3.7129	2.308120
101 months to 114 months		7	90,094,168.06	10.71%	101	3.4881	2.128577	342 months or less	33	418,735,753.40	49.77%	96	3.7140	2.227043
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	343 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	841,301,053.40	100.00%	96	3.7135	2.267766	Totals	64	841,301,053.40	100.00%	96	3.7135	2.267766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	14,555,000.00	1.73%	100	3.9449	1.405589			No outstanding loans in this group
	12 months or less	62	826,746,053.40	98.27%	96	3.7094	2.282945
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	841,301,053.40	100.00%	96	3.7135	2.267766
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10227201	1	MF	Philadelphia	PA	Actual/360	3.456%	148,800.34	0.00	0.00	N/A	02/05/31	--	50,000,000.00	50,000,000.00	02/05/23
2	10227205	1	OF	Parsippany	NJ	Actual/360	3.400%	144,925.00	0.00	0.00	N/A	05/06/31	--	49,500,000.00	49,500,000.00	02/06/23
3	10224599	1	LO	Las Vegas	NV	Actual/360	3.558%	150,127.83	0.00	0.00	03/05/30	03/05/32	--	49,000,000.00	49,000,000.00	02/05/23
4	10227211	1	IN	Philadelphia	PA	Actual/360	3.340%	123,620.98	71,216.34	0.00	07/01/31	01/01/32	--	42,981,991.50	42,910,775.16	02/01/23
5	10227212	1	OF	Las Vegas	NV	Actual/360	3.640%	104,377.00	0.00	0.00	N/A	06/06/31	--	33,300,000.00	33,300,000.00	02/06/23
6	10227213	1	MF	Denton	TX	Actual/360	3.436%	88,245.55	0.00	0.00	N/A	06/06/31	--	29,825,000.00	29,825,000.00	02/06/23
7	10227214	1	OF	Washington	DC	Actual/360	4.228%	107,767.02	0.00	0.00	N/A	05/05/31	--	29,600,000.00	29,600,000.00	02/05/23
8	10227215	1	IN	Plymouth	MN	Actual/360	3.559%	78,463.45	0.00	0.00	N/A	05/06/31	--	25,600,000.00	25,600,000.00	02/06/23
9	10227216	1	OF	Brooklyn	NY	Actual/360	2.816%	60,626.53	0.00	0.00	N/A	06/06/31	--	25,000,000.00	25,000,000.00	02/06/23
10	10227217	1	OF	Lake Forest	CA	Actual/360	3.820%	80,920.33	0.00	0.00	N/A	06/01/31	--	24,600,000.00	24,600,000.00	02/01/23
11	10227218	1	MF	Houston	TX	Actual/360	4.343%	87,467.33	31,908.58	0.00	N/A	06/06/31	--	23,388,202.94	23,356,294.36	02/06/23
12	10227219	1	RT	Dania Beach	FL	Actual/360	4.977%	97,072.24	0.00	0.00	N/A	06/06/31	--	22,650,000.00	22,650,000.00	02/06/23
13	10227220	1	MU	Miami	FL	Actual/360	3.870%	69,982.50	0.00	0.00	N/A	06/06/31	--	21,000,000.00	21,000,000.00	02/06/23
14	10227221	1	MH	Various	Various	Actual/360	3.770%	67,524.89	0.00	0.00	N/A	06/06/31	--	20,800,000.00	20,800,000.00	02/06/23
15	10227222	1	RT	Brooklyn	NY	Actual/360	3.359%	57,846.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	02/01/23
16	10227223	1	SS	Various	FL	Actual/360	3.245%	55,746.40	0.00	0.00	N/A	05/01/31	--	19,950,000.00	19,950,000.00	02/01/23
17	10227224	1	Various Various		NY	Actual/360	3.830%	58,096.24	0.00	0.00	N/A	07/06/31	--	17,615,300.00	17,615,300.00	02/06/23
18	10227225	1	OF	Trevose	PA	Actual/360	3.533%	48,676.89	0.00	0.00	N/A	06/05/31	--	16,000,000.00	16,000,000.00	02/05/23
19	10227226	1	SS	Various	FL	Actual/360	3.245%	42,333.73	0.00	0.00	N/A	05/01/31	--	15,150,000.00	15,150,000.00	02/01/23
20	10227227	1	MF	Grand Rapids	MI	Actual/360	3.665%	47,339.58	0.00	0.00	N/A	05/06/31	--	15,000,000.00	15,000,000.00	02/06/23
21	10227228	1	OF	Schaumburg	IL	Actual/360	3.670%	45,504.65	21,219.88	0.00	N/A	06/06/31	--	14,398,939.26	14,377,719.38	02/06/23
22	10227229	1	Various Tucson		AZ	Actual/360	3.516%	34,592.47	54,866.10	0.00	N/A	05/06/31	--	11,425,454.21	11,370,588.11	02/06/23
23	10227230	1	RT	Orange City	FL	Actual/360	4.187%	42,815.84	18,216.50	0.00	N/A	02/06/30	--	11,875,236.76	11,857,020.26	02/06/23
24	10227231	1	RT	Oakland Park	FL	Actual/360	3.900%	39,183.36	17,416.82	0.00	N/A	06/06/26	--	11,667,501.26	11,650,084.44	02/06/23
25	10222325	1	SS	Phoenix	AZ	Actual/360	3.840%	32,943.71	15,050.62	0.00	N/A	06/01/31	--	9,962,816.54	9,947,765.92	02/01/23
26	10227232	1	MF	Bronx	NY	Actual/360	4.076%	35,800.87	0.00	0.00	N/A	06/06/31	--	10,200,000.00	10,200,000.00	02/06/23
27	10227233	1	OF	Glendale	AZ	Actual/360	3.322%	28,606.11	0.00	0.00	N/A	06/06/31	--	10,000,000.00	10,000,000.00	02/06/23
28	10227234	1	LO	Various	Various	Actual/360	4.850%	38,453.35	22,464.28	0.00	N/A	12/06/29	--	9,207,320.48	9,184,856.20	02/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	10227235	1	MF	Grayslake	IL	Actual/360	3.285%	26,165.94	0.00	0.00	N/A	06/05/31	--	9,250,000.00	9,250,000.00	02/05/23
30	10227236	1	MF	Brooklyn	NY	Actual/360	3.910%	30,975.89	0.00	0.00	N/A	06/06/31	--	9,200,000.00	9,200,000.00	02/06/23
31	10210143	1	OF	Audubon	PA	Actual/360	3.520%	27,189.07	0.00	0.00	N/A	03/01/31	--	8,970,000.00	8,970,000.00	02/01/23
32	10221716	1	IN	Athens	GA	Actual/360	2.720%	20,002.58	0.00	0.00	N/A	07/01/31	--	8,540,000.00	8,540,000.00	02/01/23
33	10227237	1	MH	Wayne	NJ	Actual/360	4.971%	33,602.58	0.00	0.00	N/A	04/06/26	--	7,850,000.00	7,850,000.00	02/06/23
34	10222739	1	SS	Chandler	AZ	Actual/360	3.600%	23,020.64	11,759.73	0.00	N/A	06/01/31	--	7,426,013.13	7,414,253.40	02/01/23
35	10227238	1	OF	Boulder	CO	Actual/360	3.800%	24,541.67	0.00	0.00	N/A	06/06/31	--	7,500,000.00	7,500,000.00	02/06/23
36	10222604	1	SS	North Las Vegas	NV	Actual/360	3.620%	22,455.03	11,363.10	0.00	N/A	06/01/31	--	7,203,537.77	7,192,174.67	02/01/23
37	10222257	1	SS	Ventura	CA	Actual/360	3.590%	22,721.71	0.00	0.00	N/A	06/01/31	--	7,350,000.00	7,350,000.00	02/01/23
38	10227239	1	MF	Various	PA	Actual/360	3.663%	21,448.90	0.00	0.00	N/A	06/06/31	--	6,800,000.00	6,800,000.00	02/06/23
39	10227240	1	MF	Taylor	MI	Actual/360	3.680%	20,279.61	10,024.46	0.00	N/A	05/06/31	--	6,399,597.37	6,389,572.91	02/06/23
40	10227241	1	MF	Brooklyn	NY	Actual/360	3.795%	21,241.46	0.00	0.00	N/A	06/06/31	--	6,500,000.00	6,500,000.00	02/06/23
41	10227242	1	MF	Ceres	CA	Actual/360	4.522%	24,609.73	0.00	0.00	N/A	04/01/31	--	6,320,000.00	6,320,000.00	02/01/23
42	10222220	1	SS	Enumclaw	WA	Actual/360	3.710%	19,168.33	0.00	0.00	N/A	06/01/31	--	6,000,000.00	6,000,000.00	02/01/23
43	10227243	1	RT	Menomonee Falls	WI	Actual/360	3.848%	19,396.23	0.00	0.00	N/A	06/06/31	--	5,853,600.00	5,853,600.00	02/06/23
44	10227244	1	OF	Chandler	AZ	Actual/360	4.376%	21,780.32	0.00	0.00	N/A	04/06/31	--	5,780,000.00	5,780,000.00	02/06/23
45	10223407	1	IN	West Palm Beach	FL	Actual/360	3.580%	16,955.28	0.00	0.00	N/A	07/01/31	--	5,500,000.00	5,500,000.00	02/01/23
46	10227327	1	RT	Oakland Park	FL	Actual/360	4.250%	19,635.79	7,420.90	0.00	N/A	07/06/26	--	5,365,376.59	5,357,955.69	02/06/23
47	10218093	1	MH	Fowlerville	MI	Actual/360	4.000%	18,686.11	0.00	0.00	N/A	07/01/31	--	5,425,000.00	5,425,000.00	02/01/23
48	10221107	1	98	Lexington	KY	Actual/360	3.500%	15,465.28	8,244.28	0.00	N/A	07/01/31	--	5,131,337.18	5,123,092.90	02/01/23
49	10219532	1	OF	Amarillo	TX	Actual/360	3.600%	16,337.00	0.00	0.00	N/A	04/01/31	--	5,270,000.00	5,270,000.00	02/01/23
50	10227245	1	IN	Henderson	NV	Actual/360	4.500%	19,762.50	0.00	0.00	N/A	06/01/31	--	5,100,000.00	5,100,000.00	02/01/23
51	10227246	1	OF	Austin	TX	Actual/360	3.717%	16,002.46	0.00	0.00	06/06/31	06/06/34	--	5,000,000.00	5,000,000.00	02/06/23
52	10223277	1	OF	West Palm Beach	FL	Actual/360	4.200%	18,011.00	0.00	0.00	N/A	07/01/31	--	4,980,000.00	4,980,000.00	02/01/23
53	10222360	1	OF	El Paso	TX	Actual/360	3.850%	15,581.81	0.00	0.00	N/A	06/01/31	--	4,700,000.00	4,700,000.00	02/01/23
54	10227247	1	RT	Charlotte	NC	Actual/360	4.635%	17,961.79	0.00	0.00	N/A	05/06/31	--	4,500,000.00	4,500,000.00	02/06/23
55	10227248	1	IN	Elmhurst	IL	Actual/360	3.638%	13,643.01	0.00	0.00	N/A	05/06/31	--	4,355,000.00	4,355,000.00	02/06/23
56	10227249	1	MH	Compton	CA	Actual/360	4.840%	17,817.25	0.00	0.00	N/A	04/01/31	--	4,275,000.00	4,275,000.00	02/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	10227250	1	IN	Frankfort	KY	Actual/360	4.025%	14,643.73	0.00	0.00	N/A	06/06/31	--	4,225,000.00	4,225,000.00	02/06/23
58	10227251	1	SS	Tuttle	OK	Actual/360	4.011%	13,418.47	0.00	0.00	N/A	06/06/31	--	3,885,000.00	3,885,000.00	02/06/23
59	10227252	1	SS	San Bernardino	CA	Actual/360	3.854%	12,279.27	0.00	0.00	N/A	06/06/31	--	3,700,000.00	3,700,000.00	02/06/23
60	10227253	1	SS	Raleigh	NC	Actual/360	4.155%	13,238.29	0.00	0.00	N/A	04/01/31	--	3,700,000.00	3,700,000.00	02/01/23
61	10227254	1	MH	Compton	CA	Actual/360	4.750%	13,293.40	0.00	0.00	N/A	04/01/31	--	3,250,000.00	3,250,000.00	02/01/23
62	10227255	1	MF	Detroit	MI	Actual/360	4.046%	9,058.54	0.00	0.00	N/A	06/06/31	--	2,600,000.00	2,600,000.00	02/06/23
63	10227256	1	SS	Monroe	LA	Actual/360	3.755%	8,083.68	0.00	0.00	N/A	06/06/31	--	2,500,000.00	2,500,000.00	02/06/23
64	10222250	1	SS	El Cajon	CA	Actual/360	3.770%	4,869.58	0.00	0.00	N/A	05/01/31	--	1,500,000.00	1,500,000.00	02/01/23
Totals								2,691,204.12	301,171.59	0.00				841,602,224.99	841,301,053.40
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	8,688,214.49	7,709,625.87	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	6,741,907.80	6,640,904.92	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	61,104,101.41	302,234,082.20	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	3,655,887.53	2,758,439.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	2,469,015.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	1,909,733.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	0.00	1,827,039.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	2,630,401.63	2,097,020.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	2,119,777.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	0.00	2,213,411.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,856,791.55	2,359,635.09	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	1,928,482.53	1,857,692.84	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,173,311.72	2,272,974.71	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	999,374.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	46,535,149.00	31,275,671.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,133,911.76	1,763,007.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	685,763.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,970,873.09	1,508,464.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	0.00	1,575,981.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	848,742.38	605,950.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,042,808.31	1,674,087.66	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,007,741.07	1,657,804.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,401,637.14	946,364.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	0.00	750,240.65	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	920,872.92	830,836.73	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	0.00	773,444.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	20,732,159.85	19,786,427.32	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1	963,327.58	1,026,745.91	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	647,571.12	490,752.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,060,885.27	519,658.65	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	1,549,260.98	1,548,434.83	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	590,663.75	727,926.39	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	853,082.58	719,507.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	961,007.52	350,337.91	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	764,426.30	652,736.07	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	553,089.47	549,210.36	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	0.00	480,914.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	603,079.65	331,277.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	523,490.50	391,114.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	392,516.44	460,456.13	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	910,905.94	529,001.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	654,658.24	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	468,026.29	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	624,807.00	628,707.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	0.00	294,695.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	535,399.95	415,958.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	502,650.19	604,197.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	533,093.25	454,876.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	0.00	356,379.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	0.00	222,144.71	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	0.00	541,445.34	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	0.00	428,004.64	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	378,638.28	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	350,972.19	250,133.24	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	1	0.00	350,358.68	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	325,282.95	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	421,255.10	502,088.18	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	218,527.21	377,181.85	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	286,711.24	246,672.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	251,106.11	205,833.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	260,722.69	302,893.36	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	0.00	145,235.74	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		180,731,546.21	420,234,257.81				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713451%	3.697218%	96
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713476%	3.697243%	97
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713500%	3.697267%	98
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713527%	3.697293%	99
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713551%	3.697317%	100
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713577%	3.697343%	101
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713601%	3.697367%	102
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713623%	3.697389%	103
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713651%	3.697416%	104
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713675%	3.697440%	105
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713702%	3.697466%	106
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.713726%	3.697490%	107
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		24,858,040	24,858,040		0	0
49 - 60 Months		0	0		0	0
> 60 Months		816,443,013	816,443,013		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	841,301,053	841,301,053	0	0	0	0
Jan-23	841,602,225	841,602,225	0	0	0	0
Dec-22	841,902,419	841,902,419	0	0	0	0
Nov-22	842,219,240	842,219,240	0	0	0	0
Oct-22	842,517,431	842,517,431	0	0	0	0
Sep-22	842,832,319	842,832,319	0	0	0	0
Aug-22	843,128,518	843,128,518	0	0	0	0
Jul-22	843,445,983	843,445,983	0	0	0	0
Jun-22	843,735,798	843,735,798	0	0	0	0
May-22	844,008,388	844,008,388	0	0	0	0
Apr-22	844,296,431	844,296,431	0	0	0	0
Mar-22	844,567,197	844,567,197	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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